Lease Liabilities	12 Months Ended
Dec. 31, 2025
Lease Liabilities [Abstract]
LEASE LIABILITIES

NOTE 13 — LEASE LIABILITIES

Lease liabilities consisted of the following:

	Term of	Annual interest	As of December 31,
	repayments	rate	2024	2025
			US$’000	US$’000
Lease of offices	Within 2 years	5.25%	60	16
Total:			60	16

Representing: –
Current portion			42	16
Non-current portion			18	—
			60	16

On June 28, 2024, the Company entered into a new lease agreement with Wisecome Oil Pte Ltd, a related party, for office space with a lease term of two years. The lease liability is recognized based on the present value of future lease payments, discounted at an annual interest rate of 5.25%, which aligns with the Singapore Prime Lending Rate administered by the Monetary Authority of Singapore.

The right-of-use assets obtained in exchange for new operating lease liabilities for the financial years ended December 31, 2023, 2024 and 2025 were nil, US$70,000 and nil.